UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended June 30, 2010

Item 1. Schedule of Investments.

CALVERT CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

MUTUAL FUNDS - 100.5%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I	43,573	$1,074,503
Calvert Mid Cap Value Fund, Class I	49,803	725,632
Calvert Small Cap Value Fund, Class I*	24,742	368,406
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	148,904	1,441,390
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,724,669	27,111,792
Enhanced Equity Portfolio, Class I	211,249	2,940,592
Equity Portfolio, Class I	35,112	1,068,464
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	16,445	397,964
International Equity Fund, Class I	203,920	2,622,416

Total Mutual Funds (Cost $37,423,453)		37,751,159

TOTAL INVESTMENTS (Cost $37,423,453) - 100.5%		37,751,159
Other assets and liabilities, net - (0.5%)		(182,626)
NET ASSETS - 100%		$37,568,533
		==========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

MUTUAL FUNDS - 100.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	206,438	$1,533,833
Calvert Large Cap Growth Fund, Class I	384,064	9,471,014
Calvert Mid Cap Value Fund, Class I	220,494	3,212,594
Calvert Small Cap Value Fund, Class I*	218,561	3,254,370
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	437,737	4,237,295
Calvert Social Investment Fund:
Bond Portfolio, Class I	2,523,229	39,665,167
Enhanced Equity Portfolio, Class I	1,086,189	15,119,748
Equity Portfolio, Class I	344,145	10,472,342
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	48,597	1,176,038
Calvert International Opportunities Fund, Class I	192,613	2,018,589
International Equity Fund, Class I	1,037,252	13,339,065
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I*	244,551	3,188,948

Total Mutual Funds (Cost $120,624,890)		106,689,003

TOTAL INVESTMENTS (Cost $120,624,890) - 100.1%		106,689,003
Other assets and liabilities, net - (0.1%)		(101,181)
NET ASSETS - 100%		$106,587,822
		==========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

MUTUAL FUNDS - 100.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	160,604	$1,193,288
Calvert Large Cap Growth Fund, Class I	245,493	6,053,868
Calvert Mid Cap Value Fund, Class I	153,903	2,242,365
Calvert Small Cap Value Fund, Class I*	228,773	3,406,435
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	229,189	2,218,554
Calvert Social Investment Fund:
Bond Portfolio, Class I	376,913	5,925,069
Enhanced Equity Portfolio, Class I	709,741	9,879,595
Equity Portfolio, Class I	251,689	7,658,897
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	38,226	925,067
Calvert International Opportunities Fund, Class I	150,747	1,579,833
International Equity Fund, Class I	771,651	9,923,434
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I*	255,450	3,331,073

Total Mutual Funds (Cost $67,569,756)		54,337,478

TOTAL INVESTMENTS (Cost $67,569,756) - 100.1%		54,337,478
Other assets and liabilities, net - (0.1%)		(38,414)
NET ASSETS - 100%		$54,299,064
		==========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the "Funds"), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the "Underlying Funds"). Each Fund offers Class A and Class C shares. Effective January 31, 2008, Moderate and Aggressive began to offer Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$37,751,159	-	-	$37,751,159
TOTAL	$37,751,159	-	-	$37,751,159
	===========	========	========	===========
Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$106,689,003	-	-	$106,689,003
TOTAL	$106,689,003	-	-	$106,689,003
	===========	========	========	===========
Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$54,337,478	-	-	$54,337,478
TOTAL	$54,337,478	-	-	$54,337,478
	===========	========	========	===========

VERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on each Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments. CALVERT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2010 and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:
	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$38,988,206	$125,129,724	$70,210,419
Unrealized appreciation	364,173	132,506	45,289
Unrealized depreciation	(1,601,220)	(18,573,227)	(15,918,230)
Net unrealized appreciation/ (depreciation)	($1,237,047)	($18,440,721)	($15,872,941)

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Conservative	Moderate	Aggressive
30-Sept-2017	$15,843	$505,630	$121,097
	$15,843	$505,630	$121,097
	=========	========	=========

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2010

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 21.6%	PRINCIPAL AMOUNT	VALUE
Fannie Mae, 0.188%, 7/13/10 (r)	$3,000,000	$2,999,983
Fannie Mae Discount Notes:
12/21/10	2,000,000	1,996,828
1/3/11	2,000,000	1,995,970
Federal Farm Credit Bank, 0.747%, 11/24/10 (r)	2,000,000	1,999,761
Federal Home Loan Bank:
0.60%, 7/26/10	1,000,000	999,960
3.375%, 8/13/10	1,000,000	1,003,226
0.48%, 10/25/10	2,000,000	2,000,149
0.65%, 11/8/10 (r)	850,000	850,766
0.28%, 11/10/10	2,000,000	1,999,582
3.625%, 12/17/10	1,220,000	1,238,279
0.35%, 4/1/11	3,000,000	2,998,740
0.70%, 4/18/11	2,000,000	2,002,244
0.80%, 5/6/11	2,000,000	2,004,097
0.30% to 9/16/10, floating rate thereafter to 6/16/11 (r)	2,000,000	2,000,000
Freddie Mac, 4.50%, 7/6/10	2,208,000	2,209,246
Freddie Mac Discount Notes:
9/14/10	2,000,000	1,999,000
11/16/10	2,000,000	1,997,777

Total U.S. Government Agencies And Instrumentalities (Cost $32,295,608)		32,295,608

DEPOSITORY RECEIPTS FOR U.S. GOVERNMENT GUARANTEED LOANS - 0.2%
Colson Services Corporation Loan Sets:
2.094%, 7/26/10 (c)(h)(r)	5,520	5,520
2.00%, 1/22/11 (c)(h)(r)	2,252	2,252
2.25%, 3/23/12 (c)(h)(r)	35,076	35,099
2.125%, 5/29/12 (c)(h)(r)	84,151	84,151
2.00%, 8/10/12 (c)(h)(r)	141,934	142,144

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $269,166)		269,166

CERTIFICATES OF DEPOSIT - 0.2%
Self Help Credit Union, 2.05%, 7/14/10 (k)	250,000	250,000

Total Certificates of Deposit (Cost $250,000)		250,000

VARIABLE RATE DEMAND NOTES - 76.4%
2880 Stevens Creek LLC, 0.35%, 11/1/33, LOC: Bank of the West (r)	3,080,000	3,080,000
Akron Hardware Consultants, Inc., 0.65%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,537,000	1,537,000
Bayfront Regional Development Corp., 0.33%, 11/1/27, LOC: PNC Bank (r)	6,000,000	6,000,000
Blount County Tennessee Public Building Authority Revenue, 0.25%, 6/1/26, LOC: KBC Bank (r)	4,500,000	4,500,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.85%, 6/1/22, LOC: Comerica Bank (r)	2,160,000	2,160,000
Butler County Alabama IDA Revenue, 1.00%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	390,000	390,000
California Statewide Communities Development Authority MFH Revenue:
0.42%, 11/1/31, LOC: U.S. Bank (r)	1,475,000	1,475,000
0.37%, 3/15/34, LOC: Fannie Mae (r)	1,200,000	1,200,000
CIDC-Hudson House LLC New York Revenue, 1.15%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	405,000	405,000
Durham North Carolina GO, 0.43%, 5/1/18, BPA: Bank of America (r)	5,750,000	5,750,000
Florida State Housing Finance Corp. MFH Revenue:
0.42%, 11/1/32, LOC: Freddie Mac (r)	650,000	650,000
Series B, 0.40%, 10/15/32, LOC: Fannie Mae (r)	1,200,000	1,200,000
Series J-2, 0.40%, 10/15/32, LOC: Fannie Mae (r)	1,930,000	1,930,000
HHH Investment Co., 0.35%, 7/1/29, LOC: Bank of the West (r)	2,070,000	2,070,000
Hills City Iowa Health Facilities Revenue, 2.75%, 8/1/35, LOC: Allied Irish Bank (r)	6,000,000	6,000,000
Holland Board of Public Works Home Building Co., 0.40%, 11/1/22, LOC: Wells Fargo Bank (r)	795,000	795,000
Kaneville Road Joint Venture, Inc., 0.50%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	6,975,000	6,975,000
Los Angeles California MFH Revenue, 0.32%, 12/15/34, LOC: Fannie Mae (r)	800,000	800,000
Main & Walton Development Co., 0.37%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	4,965,000	4,965,000
Milpitas California MFH Revenue, 0.34%, 8/15/33, LOC: Fannie Mae (r)	300,000	300,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 0.44%, 5/1/25, LOC: FHLB (r)	2,780,000	2,780,000
Ness Family Partners LP, 0.43%, 9/1/34, LOC: Bank of the West (r)	1,215,000	1,215,000
New York City GO, 0.17%, 1/1/36, LOC: Dexia Credit Local (r)	5,200,000	5,200,000
New York City Housing Development Corp. MFH Revenue:
0.32%, 11/15/31, LOC: Fannie Mae (r)	1,450,000	1,450,000
0.32%, 11/15/35, LOC: Fannie Mae (r)	1,595,000	1,595,000
0.32%, 12/1/35, LOC: Freddie Mac (r)	5,210,000	5,210,000
0.31%, 11/15/37, LOC: Fannie Mae (r)	1,000,000	1,000,000
0.25%, 11/1/38, LOC: Freddie Mac (r)	5,400,000	5,400,000
New York State MMC Corp. Revenue, 1.15%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,865,000	3,865,000
Osprey Management Co. LLC, 0.35%, 6/1/27, LOC: Wells Fargo Bank (r)	5,600,000	5,600,000
Peoploungers, Inc., 0.50%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	1,680,000	1,680,000
Portage Indiana Industrial Pollution Control Revenue, 0.71%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Rathbone LLC, 0.40%, 1/1/38, LOC: Comerica Bank (r)	3,875,000	3,875,000
Roosevelt Paper Co., 0.40%, 6/1/12, LOC: Wells Fargo Bank (r)	475,000	475,000
Scottsboro Alabama Industrial Development Board Revenue, 0.44%, 10/1/10, LOC: Wells Fargo Bank (r)	180,000	180,000
Shawnee Kansas Private Activity Revenue, 1.00%, 12/1/12, LOC: JPMorgan Chase Bank (r)	2,230,000	2,230,000
Sheridan Colorado Redevelopment Agency Tax Allocation, 0.95%, 12/1/29, LOC: Citibank (r)	5,600,000	5,600,000
Spencer County Indiana Industrial Pollution Control Revenue, 0.71%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	1,500,000	1,500,000
St. Joseph County Indiana Economic Development Revenue, 1.85%, 6/1/27, LOC: FHLB (r)	275,000	275,000
Utah State Housing Corp. Single Family Revenue, 0.29%, 7/1/36, LOC: Fannie Mae & Freddie Mac (r)	1,290,000	1,290,000
Virginia Commonwealth University Health System Revenue, 0.21%, 7/1/37, LOC: Branch Bank & Trust (r)	2,000,000	2,000,000
Washington State MFH Finance Commission Revenue:
0.42%, 6/15/32, LOC: Fannie Mae (r)	855,000	855,000
0.38%, 7/15/34, LOC: Fannie Mae (r)	1,470,000	1,470,000
0.32%, 5/15/35, LOC: Fannie Mae (r)	755,000	755,000
0.32%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Variable Rate Demand Notes (Cost $114,182,000)		114,182,000

TIME DEPOSIT - 0.0%
State Street Corp. Time Deposit, 0.01%, 7/1/10	43,310	43,310

Total Time Deposit (Cost $43,310)		43,310

COMMERCIAL PAPER - 3.0%
Metropolitan Washington DC Airport Authority System Revenue Notes:
0.45%, 7/1/10, LOC: Landesbank Baden-Wuerttemberg	1,500,000	1,500,000
1.00%, 7/6/10, LOC: Landesbank Baden-Wuerttemberg	3,000,000	3,000,000

Total Commercial Paper (Cost $4,500,000)		4,500,000

U.S. TREASURY - 2.0%
United States Treasury Bills, 9/30/10	3,000,000	2,998,673

Total U.S. Treasury (Cost $2,998,673)		2,998,673

TOTAL INVESTMENTS (Cost $154,538,757) - 103.4%		154,538,757
Other assets and liabilities, net - (3.4%)		(5,127,684)
NET ASSETS - 100%		$149,411,073
		=========

(c) Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h) Represents rate in effect at June 30, 2010, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of June 30, 2010, the prime rate was 3.25%.

(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees: BPA: Bond Purchase Agreement C/LOC: Confirming Letter of Credit LOC: Letter of Credit

Abbreviations: FHLB: Federal Home Loan Bank GO: General Obligation IDA: Industrial Development Authority LLC: Limited Liability Corporation LP: Limited Partnership MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 55.3%	SHARES	VALUE
Aerospace & Defense - 0.4%
BE Aerospace, Inc.*	45,385	$1,154,141
Rockwell Collins, Inc.	11,500	610,995
		1,765,136

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	36,200	2,014,892
FedEx Corp.	6,302	441,833
United Parcel Service, Inc., Class B	19,515	1,110,209
		3,566,934

Beverages - 0.2%
PepsiCo, Inc.	17,645	1,075,463

Biotechnology - 1.4%
Amgen, Inc.*	56,110	2,951,386
Gilead Sciences, Inc.*	88,300	3,026,924
		5,978,310

Capital Markets - 2.0%
Federated Investors, Inc., Class B	8,600	178,106
Franklin Resources, Inc.	31,300	2,697,747
Goldman Sachs Group, Inc.	34,000	4,463,180
SEI Investments Co.	14,200	289,112
T. Rowe Price Group, Inc.	20,214	897,299
		8,525,444

Chemicals - 1.2%
Ecolab, Inc.	111,200	4,993,992

Commercial Banks - 2.4%
PNC Financial Services Group, Inc.	98,200	5,548,300
US Bancorp	212,900	4,758,315
		10,306,615

Communications Equipment - 2.3%
Cisco Systems, Inc. (s)*	264,980	5,646,724
QUALCOMM, Inc.	134,490	4,416,651
		10,063,375

Computers & Peripherals - 2.9%
Apple, Inc.*	6,800	1,710,404
EMC Corp.*	418,214	7,653,316
Hewlett-Packard Co.	59,510	2,575,593
Western Digital Corp.*	25,800	778,128
		12,717,441

Consumer Finance - 0.2%
American Express Co.	21,300	845,610

Diversified Financial Services - 1.4%
Bank of America Corp.	54,447	782,403
First Republic Preferred Capital Corp., Preferred (e)	500	462,500
IntercontinentalExchange, Inc.*	26,800	3,029,204
JPMorgan Chase & Co.	17,445	638,662
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	335,000
Trust II, Preferred (b)(e)	500,000	335,000
Trust III, Preferred (b)(e)	500,000	335,000
Trust IV, Preferred (b)(e)	500,000	335,000
		6,252,769

Diversified Telecommunication Services - 0.1%
AT&T, Inc.	12,465	301,528

Electronic Equipment & Instruments - 0.3%
Amphenol Corp.	17,700	695,256
Jabil Circuit, Inc.	52,350	696,255
		1,391,511

Energy Equipment & Services - 2.1%
Cameron International Corp.*	115,600	3,759,312
FMC Technologies, Inc.*	97,900	5,155,414
		8,914,726

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	9,680	530,754

Food Products - 3.1%
General Mills, Inc.	189,600	6,734,592
Green Mountain Coffee Roasters, Inc.*	23,880	613,716
Hershey Co.	108,000	5,176,440
Kellogg Co.	10,800	543,240
McCormick & Co., Inc.	13,400	508,664
		13,576,652

Gas Utilities - 1.4%
Oneok, Inc.	134,900	5,834,425

Health Care Equipment & Supplies - 2.4%
Becton Dickinson & Co.	74,900	5,064,738
DENTSPLY International, Inc.	23,700	708,867
Hologic, Inc.*	72,560	1,010,761
Medtronic, Inc.	23,826	864,169
St. Jude Medical, Inc.*	71,600	2,584,044
		10,232,579

Health Care Providers & Services - 3.1%
Express Scripts, Inc.*	144,460	6,792,509
Laboratory Corp. of America Holdings*	70,600	5,319,710
Lincare Holdings, Inc.*	18,750	609,563
Quest Diagnostics, Inc.	11,024	548,664
		13,270,446

Household Products - 1.4%
Colgate-Palmolive Co.	65,486	5,157,677
Procter & Gamble Co.	12,500	749,750
		5,907,427

Insurance - 1.4%
Aflac, Inc.	22,900	977,143
CNO Financial Group, Inc.*	48,476	239,956
Principal Financial Group, Inc.	203,700	4,774,728
		5,991,827

Internet & Catalog Retail - 1.9%
Amazon.com, Inc.*	42,200	4,610,772
Expedia, Inc.	190,400	3,575,712
		8,186,484

Internet Software & Services - 0.3%
Akamai Technologies, Inc.*	14,909	604,858
Google, Inc.*	1,730	769,764
		1,374,622

IT Services - 2.8%
Cognizant Technology Solutions Corp.*	115,300	5,771,918
Fiserv, Inc.*	5,000	228,300
International Business Machines Corp.	50,900	6,285,132
		12,285,350

Life Sciences - Tools & Services - 0.1%
Waters Corp.*	9,926	642,212

Machinery - 3.5%
Cummins, Inc.	105,200	6,851,676
Danaher Corp.	164,000	6,087,680
Deere & Co.	37,700	2,099,136
Graco, Inc.	10,100	284,719
		15,323,211

Media - 1.0%
McGraw-Hill Co.'s, Inc.	152,200	4,282,908

Multiline Retail - 0.1%
Target Corp.	10,000	491,700

Office Electronics - 0.4%
Xerox Corp.	197,100	1,584,684

Oil, Gas & Consumable Fuels - 2.5%
Cimarex Energy Co.	70,200	5,024,916
Plains Exploration & Production Co.*	13,000	267,930
Southwestern Energy Co.*	143,500	5,544,840
		10,837,686

Personal Products - 1.0%
Avon Products, Inc.	155,800	4,128,700

Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co.	167,000	4,164,980
Johnson & Johnson	13,000	767,780
		4,932,760

Professional Services - 0.1%
Manpower, Inc.	11,401	492,295

Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	42,396	824,602
NVIDIA Corp.*	40,090	409,319
Texas Instruments, Inc.	218,900	5,095,992
		6,329,913

Software - 2.0%
Adobe Systems, Inc.*	101,055	2,670,884
Citrix Systems, Inc.*	22,800	962,844
Microsoft Corp.	220,570	5,075,316
		8,709,044

Specialty Retail - 2.2%
Best Buy Co., Inc.	126,100	4,269,746
GameStop Corp.*	20,200	379,558
Home Depot, Inc.	29,240	820,767
Lowe's Co.'s, Inc.	197,300	4,028,866
		9,498,937

Textiles, Apparel & Luxury Goods - 1.4%
Nike, Inc., Class B	87,180	5,889,009

Venture Capital - 1.7%
Agraquest, Inc.:
Series B, Preferred (b)(i)*	190,477	52,990
Series C, Preferred (b)(i)*	117,647	37,910
Series H, Preferred (b)(i)*	4,647,053	441,805
Allos Therapeutics, Inc.*	42,819	262,481
CFBanc Corp. (b)(i)*	27,000	400,336
Community Bank of the Bay*	4,000	11,800
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	-
Series A-1, Preferred (b)(i)*	420,683	-
Series B, Preferred (b)(i)*	348,940	17,447
Series C, Preferred (b)(i)*	601,710	120,342
Distributed Energy Systems Corp.*	14,937	30
Environmental Private Equity Fund II, Liquidating Trust (b)(i)*	200,000	18,787
Evergreen Solar, Inc.*	66,000	45,012
Neighborhood Bancorp (b)(i)*	10,000	100,000
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	-
Series A, Preferred (a)(b)(i)*	825,689	-
Series A, Preferred Warrants (strike price $0.85/share, expires 6/9/13) (b)(i)*	176,471	-
Series A, Preferred Warrants (strike price $0.85/share, expires 9/6/13) (b)(i)*	88,236	-
Seventh Generation, Inc. (b)(i)*	200,295	3,891,404
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	318,794
Series 1-B, Convertible Preferred (b)(i)*	163,588	168,370
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	12,149
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15) (b)(i)*	32,726	-
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	988,731
Series E, Preferred (b)(i)*	129,089	268,032
Wind Harvest Co., Inc. (b)(i)*	8,696	1
		7,156,421

Wireless Telecommunication Services - 1.1%
NII Holdings, Inc.*	152,200	4,949,544

Total Equity Securities (Cost $235,676,497)		239,138,444

VENTURE CAPITAL DEBT OBLIGATIONS - 0.5%	PRINCIPAL AMOUNT
Access Bank plc, 8.477%, 8/29/12 (b)(i)	$500,000	524,344
KDM Development Corp., 6.00%, 6/30/19 (b)(i)(j)	600,000	552,501
Plethora Technology, Inc., 12.00%, 12/31/06 (b)(i)(w)*	150,000	-
Rose Smart Growth Investment Fund, 6.545%, 4/1/21 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,250,000)		2,076,845

LIMITED PARTNERSHIP INTEREST - 0.6%	ADJUSTED BASIS
Angels With Attitude I LLC (a)(b)(i)*	$200,000	67,910
Coastal Venture Partners (b)(i)*	103,562	76,371
Common Capital (b)(i)*	445,605	209,309
First Analysis Private Equity Fund IV (b)(i)*	740,660	928,711
GEEMF Partners (a)(b)(i)*	-	174,724
Global Environment Emerging Markets Fund (b)(i)*	-	515,198
Infrastructure and Environmental Private Equity Fund III (b)(i)*	328,443	158,311
Labrador Ventures III (b)(i)*	360,875	44,544
Labrador Ventures IV (b)(i)*	900,510	52,443
New Markets Growth Fund LLC (b)(i)*	225,646	160,335
Solstice Capital (b)(i)*	340,303	300,605
Venture Strategy Partners (b)(i)*	188,182	14,342

Total Limited Partnership Interest (Cost $3,833,786)		2,702,803

ASSET-BACKED SECURITIES - 2.2%	PRINCIPAL AMOUNT
ACLC Business Loan Receivables Trust, 1.00%, 10/15/21 (e)(r)	$51,633	49,966
AmeriCredit Automobile Receivables Trust, 2.26%, 5/15/12	1,927,986	1,934,572
Capital Auto Receivables Asset Trust, 5.07%, 12/15/11	1,000,000	1,008,894
Capital One Auto Finance Trust, 5.03%, 4/15/12	270,163	270,685
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	2,000,000	2,006,898
CPS Auto Trust, 6.48%, 7/15/13 (e)	1,471,743	1,513,499
DB Master Finance LLC, 5.779%, 6/20/31 (e)	1,500,000	1,461,510
Enterprise Mortgage Acceptance Co. LLC, 7.143%, 1/15/27 (e)(r)	1,189,561	570,989
Triad Auto Receivables Owner Trust, 4.88%, 4/12/13	247,334	250,675
Wachovia Auto Loan Owner Trust, 5.08%, 4/20/12 (e)	454,910	458,331

Total Asset-Backed Securities (Cost $9,593,615)		9,526,019

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.9%
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	52,436	51,897
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	500,000	497,717
Impac CMB Trust, 0.887%, 5/25/35 (r)	1,235,980	906,738
JP Morgan Mortgage Trust, 5.293%, 7/25/35 (r)	340,399	323,047
Merrill Lynch Mortgage Investors, Inc., 5.127%, 12/25/35 (r)	634,293	632,166
Residential Asset Securitization Trust, 6.25%, 11/25/36	208,052	133,657
WaMu Mortgage Pass Through Certificates, 4.81%, 10/25/35 (r)	1,500,000	1,228,805

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,968,691)		3,774,027

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,900,000	1,728,354

Total Commercial Mortgage-Backed Securities (Cost $1,889,453)		1,728,354

CORPORATE BONDS - 22.0%
Achmea Hypotheekbank NV, 0.694%, 11/3/14 (e)(r)	1,125,000	1,124,833
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
American Express Bank FSB, 0.477%, 5/29/12 (r)	2,000,000	1,968,459
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,280,715
Amphenol Corp., 4.75%, 11/15/14	1,000,000	1,053,736
ANZ National International Ltd., 2.375%, 12/21/12 (e)	1,000,000	1,012,538
APL Ltd., 8.00%, 1/15/24 (b)	550,000	440,000
Arrow Electronics, Inc., 6.875%, 6/1/18	1,500,000	1,660,401
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	1,000,000	890,760
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	40,600
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,500,000	2,459,750
Australia & New Zealand Banking Group Ltd., 0.605%, 10/21/11 (e)(r)	500,000	501,163
BAC Capital Trust XV, 1.338%, 6/1/56 (r)	3,500,000	2,122,997
Bank of Nova Scotia, 0.788%, 3/5/12 (r)	1,000,000	1,000,000
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,025,586
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	311,583	314,699
Capital One Capital VI, 8.875%, 5/15/40	1,500,000	1,537,500
Charter One Bank, 5.50%, 4/26/11	500,000	511,255
Chesapeake Energy Corp., 7.625%, 7/15/13	1,200,000	1,254,000
Commonwealth Bank of Australia, 0.644%, 11/4/11 (e)(r)	500,000	499,589
COX Communications, Inc., 7.75%, 11/1/10	2,000,000	2,039,989
Credit Agricole SA, 8.375% to 10/13/19, floating rate thereafter to 10/29/49 (e)(r)	1,300,000	1,228,695
Credit Suisse USA, Inc., 0.636%, 8/16/11 (r)	1,500,000	1,494,792
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	745,347	848,689
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	750,000	570,000
Discovery Communications LLC, 3.70%, 6/1/15	500,000	512,127
DISH DBS Corp., 6.375%, 10/1/11	500,000	516,250
Enterprise Products Operating LLC:
7.625%, 2/15/12	2,000,000	2,168,733
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,500,000	2,300,000
Fleet Capital Trust V, 1.539%, 12/18/28 (r)	1,000,000	732,661
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,000,000	905,470
GameStop Corp., 8.00%, 10/1/12	1,000,000	1,027,500
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	2,000,000	540,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	1,500,000	15,000
Goldman Sachs Group, Inc.:
0.533%, 2/6/12 (r)	500,000	487,383
6.15%, 4/1/18	500,000	522,392
7.50%, 2/15/19	325,000	363,256
Great River Energy, 5.829%, 7/1/17 (e)	378,499	424,833
HCP, Inc., 5.95%, 9/15/11	500,000	518,889
Howard Hughes Medical Institute, 3.45%, 9/1/14	1,500,000	1,582,451
HRPT Properties Trust, 1.137%, 3/16/11 (r)	1,250,000	1,236,729
John Deere Capital Corp., 1.004%, 1/18/11 (r)	2,000,000	2,008,220
JPMorgan Chase & Co.:
0.787%, 12/26/12 (r)	500,000	504,623
1.16%, 2/26/13 (r)	1,000,000	998,646
JPMorgan Chase Bank, 0.866%, 6/13/16 (r)	1,000,000	909,611
JPMorgan Chase Capital XXIII, 1.436%, 5/15/77 (r)	750,000	548,707
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)*	2,750,000	660,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,000,000	2,000,300
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	16,960
8.30%, 12/1/37 (e)(m)*	6,130,000	61,300
8.45%, 12/1/49 (e)(m)*	2,560,000	25,600
Masco Corp., 7.125%, 3/15/20	400,000	388,231
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	857,680
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	500,000	521,029
6.90%, 10/1/37	1,000,000	1,027,314
Nordea Bank Finland plc, 0.598%, 4/13/12 (r)	1,500,000	1,500,000
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,364,525
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,100,000	-
PACCAR Financial Corp., 0.801%, 4/5/13 (r)	1,000,000	998,072
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,250,000	1,031,125
Pacific Pilot Funding Ltd., 1.055%, 10/20/16 (e)(r)	897,421	760,873
Pioneer Natural Resources Co.:
5.875%, 7/15/16	500,000	495,338
6.65%, 3/15/17	350,000	354,439
7.50%, 1/15/20	500,000	515,000
7.20%, 1/15/28	700,000	668,910
Preferred Term Securities IX Ltd., 1.035%, 4/3/33 (e)(r)	723,463	453,973
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	500,000	561,174
Rabobank Nederland NV:
3.20%, 3/11/15 (e)	500,000	510,433
11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	300,000	369,867
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,240,000	1,186,234
Royal Bank of Scotland Group plc, 4.875%, 3/16/15	2,300,000	2,286,834
Salvation Army, 5.46%, 9/1/16	160,000	172,733
SBA Tower Trust, 4.254%, 4/15/40 (e)	1,000,000	1,041,510
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	392,750
Suncorp-Metway Ltd., 0.914%, 12/17/10 (e)(r)	1,000,000	1,000,009
SunTrust Bank:
0.588%, 5/21/12 (r)	2,500,000	2,420,974
0.774%, 8/24/15 (r)	500,000	449,181
Susquehanna Bancshares, Inc., 2.164%, 5/1/14 (r)	1,000,000	765,994
Svenska Handelsbanken AB, 1.536%, 9/14/12 (e)(r)	1,500,000	1,505,797
TD Ameritrade Holding Corp., 4.15%, 12/1/14	500,000	519,525
Telefonica Emisiones SAU, 2.582%, 4/26/13	1,500,000	1,493,588
Thomas & Betts Corp., 5.625%, 11/15/21	440,000	473,223
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,000,000	925,000
2/15/45 (b)(e)	28,427,250	4,174,826
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	2,000,000	2,025,977
Vornado Realty LP, 4.75%, 12/1/10	1,310,000	1,317,048
Wachovia Corp., 0.688%, 3/1/12 (r)	3,000,000	2,965,248
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	1,500,000	1,514,647
Westpac Banking Corp.:
0.605%, 10/21/11 (e)(r)	1,000,000	1,000,556
0.726%, 12/14/12 (e)(r)	750,000	749,961
Wm. Wrigley Jr. Co., 1.913%, 6/28/11 (e)(r)	2,000,000	2,005,000
Yara International ASA, 7.875%, 6/11/19 (e)	400,000	486,641

Total Corporate Bonds (Cost $112,805,707)		95,227,626

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.0%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	1,250,000	862,500
7.30%, 10/14/49 (e)	1,500,000	1,372,169
AgriBank FCB, 9.125%, 7/15/19	750,000	888,286
Fannie Mae, 1.25%, 6/22/12	6,000,000	6,064,020
Postal Square LP, 8.95%, 6/15/22	700,990	897,455
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	1,965,935	2,025,050
Private Export Funding Corp., 3.05%, 10/15/14	500,000	515,872
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	257,974
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	216,000

Total U.S. Government Agencies and Instrumentalities (Cost $12,911,305)		13,099,326

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32 (b)	1,228,587	80,589

Total U.S. Government Agency Mortgage-Backed Securities (Cost $150,503)		80,589

MUNICIPAL OBLIGATIONS - 0.2%
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	1,855,000	957,940
Series C, Zero Coupon, 7/1/48 (f)	2,534,053	88,895

Total Municipal Obligations (Cost $4,044,389)		1,046,835

TAXABLE MUNICIPAL OBLIGATIONS - 5.9%
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	635,000	680,828
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	705,000	704,323
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	547,145
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	1,000,000	1,021,180
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	624,294
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	840,050
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,248,594
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	726,743
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,635,000	1,649,290
5.263%, 9/1/16	730,000	733,730
5.383%, 9/1/16	3,000,000	3,149,850
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	729,278
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,250,000	1,112,900
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	506,785
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,185,000	1,205,394
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,664,127
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	833,430
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,667,151
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,459,575
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,317,300
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	624,927
Wells Fargo Bank NA Custodial Receipts Revenue Bonds Bonds, 6.734%, 9/1/47	1,500,000	1,634,295
West Contra Costa California Unified School District COPs, 4.90%, 1/1/15	555,000	562,154

Total Taxable Municipal Obligations (Cost $25,339,066)		25,243,343

HIGH SOCIAL IMPACT INVESTMENTS - 1.2%
Calvert Social Investment Foundation Notes, 1.76%, 7/1/10 (b)(i)(r)	5,016,666	5,002,569

Total High Social Impact Investments (Cost $5,016,666)		5,002,569

TIME DEPOSIT - 5.7%
State Street Corp. Time Deposit, 0.01%, 7/1/10	24,436,640	24,436,640

Total Time Deposit (Cost $24,436,640)		24,436,640

U.S. TREASURY - 1.3%
United States Treasury Bonds:
4.625%, 2/15/40	290,000	325,933
4.375%, 5/15/40	5,000,000	5,406,250

Total U.S. Treasury (Cost $5,600,147)		5,732,183

TOTAL INVESTMENTS (Cost $447,516,465) - 99.2%		428,815,603
Other assets and liabilities, net - 0.8%		3,483,720
NET ASSETS - 100%		$432,299,323
		===========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	160	9/10	$20,400,000	$607,207
Total Purchased				$607,207
				===========
Sold:
2 Year U.S. Treasury Notes	388	9/10	$84,905,313	($431,256)
5 Year U.S. Treasury Notes	251	9/10	29,706,242	(341,534)
10 Year U.S. Treasury Notes	30	9/10	3,676,406	(56,250)
Total Sold				($829,040)
				===========

(a) Affiliated company.
(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 3,750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Fund. Series B is not accruing interest.

(i) Restricted securities represent 3.8% of the net assets.
(j) KDM Development Corp. Note has been restructured from an original maturity date of December 31, 2007. Security is currently in default for both principal and interest.
(m) The Illinois Insurance has Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 25,000 shares of Cisco Systems, Inc. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$500,000
Agraquest, Inc.:
Series B, Preferred	2/26/97	200,001
Series C, Preferred	3/11/98	200,000
Series H, Preferred	5/25/05 - 1/11/07	316,894
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes, 1.76%, 7/1/10	7/2/07	5,016,666
CFBanc Corp., Series A	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	103,562
Common Capital LP	2/15/01 - 4/29/08	445,605
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,417
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II, Liquidating Trust	4/26/07	8,746
First Analysis Private Equity Fund IV LP	2/25/02 - 6/16/10	740,660
GEEMF Partners LP	2/28/97	-
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	-
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	328,443
KDM Development Corp., 6.00%, 6/30/19	6/30/09	600,000
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15)	5/19/05	75,360
Series A, Preferred	4/29/05 - 5/13/05	701,835
Series A, Preferred Warrants (strike price $0.85/share, expires 6/9/13)	6/8/06	-
Series A, Preferred Warrants (strike price $0.85/share, expires 9/6/13)	11/3/06	-
12.00%, 12/31/06	6/8/06	150,000
Rose Smart Growth Investment Fund, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Convertible Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	-
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15)	9/19/00	-
Solstice Capital LP	6/26/01 - 6/17/08	340,303
Venture Strategy Partners LP	8/21/98 - 2/26/03	188,182
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholders.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2010

ASSET-BACKED SECURITIES - 5.0%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 1.00%, 10/15/21 (e)(r)	$51,633	$49,966
AmeriCredit Automobile Receivables Trust:
2.26%, 5/15/12	5,398,362	5,416,801
4.63%, 6/6/12	961,754	962,295
5.02%, 11/6/12	2,488,617	2,498,578
5.64%, 9/6/13	616,503	631,172
Americredit Prime Automobile Receivable, 5.22%, 6/8/12	491,953	494,775
Capital Auto Receivables Asset Trust:
4.98%, 5/15/11	103,365	103,551
5.07%, 12/15/11	2,000,000	2,017,788
Capital One Auto Finance Trust, 5.03%, 4/15/12	1,080,651	1,082,742
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	5,000,000	5,017,245
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	1,649,227	1,662,654
CPS Auto Trust, 6.48%, 7/15/13 (e)	5,396,391	5,549,497
DB Master Finance LLC, 5.779%, 6/20/31 (e)	8,500,000	8,281,890
Enterprise Mortgage Acceptance Co. LLC, 7.143%, 1/15/27 (e)(r)	3,172,163	1,522,638
Triad Auto Receivables Owner Trust, 4.88%, 4/12/13	5,441,358	5,514,840
Wachovia Auto Loan Owner Trust, 5.08%, 4/20/12 (e)	1,592,186	1,604,158
Wachovia Auto Owner Trust, 5.38%, 3/20/13	1,154,115	1,178,603

Total Asset-Backed Securities (Cost $43,263,789)		43,589,193

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.3%
American Home Mortgage Assets, 1.084%, 9/25/46 (r)	2,001,408	1,069,558
Bear Stearns Asset Backed Securities Trust, STEP, 5.00% to 3/25/13, 5.50% thereafter to 1/25/34 (r)	3,441,055	3,367,013
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	52,436	51,897
Citicorp Mortgage Securities, Inc., 0.072%, 10/25/33 (r)	91,909,488	112,203
CS First Boston Mortgage Securities Corp.:
2.953%, 12/25/33 (r)	649,608	306,149
5.25%, 12/25/35	1,463,854	1,463,787
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	5,000,000	4,977,155
Impac CMB Trust:
0.887%, 5/25/35 (r)	2,471,959	1,813,477
0.663%, 8/25/35 (r)	753,384	527,522
JP Morgan Mortgage Trust:
4.021%, 7/25/35 (r)	500,956	454,502
5.293%, 7/25/35 (r)	1,701,996	1,615,236
Merrill Lynch Mortgage Investors, Inc., 5.127%, 12/25/35 (r)	2,325,740	2,317,942
Residential Accredit Loans, Inc., 6.00%, 12/25/35	1,584,012	1,086,791
Residential Asset Securitization Trust, 6.25%, 11/25/36	1,687,535	1,084,110
Structured Asset Mortgage Investments, Inc., 0.537%, 9/25/36 (r)	738,477	416,435
Structured Asset Securities Corp., 5.00%, 6/25/35	2,987,638	2,355,511
WaMu Mortgage Pass Through Certificates, 4.81%, 10/25/35 (r)	6,000,000	4,915,222
Wells Fargo Mortgage Backed Securities Trust:
Class 1A10, 0.193%, 10/25/36	50,008,917	226,650
Class 1A9, 0.193%, 10/25/36	100,000,000	625,000

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $29,550,936)		28,786,160

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Crown Castle Towers LLC, 5.245%, 11/15/36 (e)	4,000,000	4,156,869
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	5,000,000	4,548,300

Total Commercial Mortgage-Backed Securities (Cost $8,972,243)		8,705,169

CORPORATE BONDS - 48.3%
Achmea Hypotheekbank NV, 0.694%, 11/3/14 (e)(r)	3,000,000	2,999,555
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	481,681	-
15.36%, 12/1/10 (b)(r)(x)*	207,840	-
American Express Bank FSB, 0.477%, 5/29/12 (r)	6,500,000	6,397,493
American Honda Finance Corp., 1.289%, 6/20/11 (e)(r)	5,000,000	4,988,041
American National Red Cross:
5.316%, 11/15/10	2,410,000	2,426,992
5.392%, 11/15/12	2,000,000	2,053,340
5.567%, 11/15/17	1,500,000	1,506,195
Amphenol Corp., 4.75%, 11/15/14	2,000,000	2,107,473
ANZ National International Ltd.:
0.527%, 8/5/11 (e)(r)	500,000	500,401
2.375%, 12/21/12 (e)	2,500,000	2,531,346
APL Ltd., 8.00%, 1/15/24 (b)	2,685,000	2,148,000
Arrow Electronics, Inc., 6.875%, 6/1/18	4,000,000	4,427,736
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	2,500,000	2,226,900
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	35,000
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	2,905,000	2,999,790
Australia & New Zealand Banking Group Ltd., 0.605%, 10/21/11 (e)(r)	4,000,000	4,009,304
BAC Capital Trust XV, 1.338%, 6/1/56 (r)	18,150,000	11,009,254
Bank of America Corp., 4.50%, 4/1/15	1,500,000	1,516,989
Bank of Nova Scotia:
0.495%, 1/6/12 (r)	4,000,000	4,000,000
0.788%, 3/5/12 (r)	1,000,000	1,000,000
Barclays Bank plc:
2.50%, 1/23/13	2,000,000	1,988,215
5.00%, 9/22/16	2,500,000	2,563,965
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	1,994,133	2,014,074
Bemis Co., Inc., 6.80%, 8/1/19	500,000	578,545
BNP Paribas, 0.695%, 4/8/13 (r)	2,000,000	1,988,975
Capital One Bank, 8.80%, 7/15/19	1,500,000	1,862,202
Capital One Capital VI, 8.875%, 5/15/40	7,000,000	7,175,000
Charter One Bank, 5.50%, 4/26/11	4,000,000	4,090,044
Chesapeake Energy Corp.:
7.625%, 7/15/13	5,500,000	5,747,500
6.50%, 8/15/17	1,000,000	990,000
6.875%, 11/15/20	1,000,000	1,012,500
Commonwealth Bank of Australia, 0.644%, 11/4/11 (e)(r)	6,000,000	5,995,063
COX Communications, Inc., 7.75%, 11/1/10	3,000,000	3,059,983
COX Enterprises, Inc., 7.875%, 9/15/10 (e)	3,000,000	3,033,003
Credit Agricole SA:
6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	4,000,000	2,968,554
8.375% to 10/13/19, floating rate thereafter to 10/29/49 (e)(r)	1,000,000	945,150
Credit Suisse USA, Inc., 0.636%, 8/16/11 (r)	5,000,000	4,982,639
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	1,987,591	2,263,171
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	2,000,000	1,520,000
Discovery Communications LLC, 3.70%, 6/1/15	1,500,000	1,536,381
DISH DBS Corp., 6.375%, 10/1/11	1,500,000	1,548,750
Enterprise Products Operating LLC:
7.625%, 2/15/12	2,000,000	2,168,733
4.60%, 8/1/12	1,000,000	1,044,099
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	13,305,000	12,240,600
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,050,981
Fleet Capital Trust V, 1.539%, 12/18/28 (r)	3,000,000	2,197,982
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	3,500,000	3,169,145
GameStop Corp., 8.00%, 10/1/12	3,000,000	3,082,500
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	8,000,000	2,160,000
3.046%, 4/20/10 (b)(e)(r)(y)*	4,000,000	1,140,000
3.226%, 1/21/11 (b)(e)(r)(y)*	500,000	142,500
6.375%, 9/25/12 (b)(e)(y)*	2,000,000	570,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	750,000	7,500
Goldman Sachs Group, Inc.:
0.692%, 10/7/11 (r)	3,000,000	2,969,846
0.624%, 11/9/11 (r)	6,000,000	6,028,536
0.707%, 7/22/15 (r)	1,500,000	1,354,436
6.15%, 4/1/18	1,000,000	1,044,784
7.50%, 2/15/19	1,000,000	1,117,711
Great River Energy, 5.829%, 7/1/17 (e)	3,027,991	3,398,666
Hanson Ltd., 7.875%, 9/27/10	500,000	502,503
HCP, Inc.:
4.875%, 9/15/10	3,450,000	3,472,357
5.95%, 9/15/11	1,000,000	1,037,777
Hewlett-Packard Co., 1.586%, 5/27/11 (r)	7,000,000	7,067,435
Howard Hughes Medical Institute, 3.45%, 9/1/14	3,000,000	3,164,902
HRPT Properties Trust, 1.137%, 3/16/11 (r)	6,500,000	6,430,993
International Business Machines Corp., 0.344%, 11/4/11 (r)	1,000,000	1,000,250
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,025,000	2,005,317
John Deere Capital Corp., 1.004%, 1/18/11 (r)	9,000,000	9,036,990
JPMorgan Chase & Co.:
0.767%, 6/15/12 (r)	4,300,000	4,314,659
0.787%, 12/26/12 (r)	10,000,000	10,092,455
1.16%, 2/26/13 (r)	5,000,000	4,993,228
JPMorgan Chase Bank, 0.866%, 6/13/16 (r)	1,000,000	909,611
JPMorgan Chase Capital XXIII, 1.436%, 5/15/77 (r)	2,000,000	1,463,218
Kaupthing Bank HF:
3.491%, 1/15/10 (e)(r)(y)*	1,000,000	240,000
5.75%, 10/4/11 (e)(y)*	7,000,000	1,680,000
Koninklijke Philips Electronics NV, 1.687%, 3/11/11 (r)	7,000,000	7,036,032
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	5,000,750
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	29,420
8.30%, 12/1/37 (e)(m)*	3,500,000	35,000
Masco Corp., 7.125%, 3/15/20	1,500,000	1,455,868
MBNA Capital, 1.144%, 2/1/27 (r)	1,500,000	1,007,013
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	2,420,000	2,075,586
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,250,000	1,102,738
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
National City Corp., 4.00%, 2/1/11	2,000,000	2,013,600
Nationwide Building Society, 0.616%, 5/17/12 (e)(r)	4,000,000	3,997,921
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	2,500,000	2,605,143
6.90%, 10/1/37	2,300,000	2,362,822
New Albertsons, Inc., 7.50%, 2/15/11	500,000	510,625
Nordea Bank Finland plc, 0.598%, 4/13/12 (r)	5,000,000	5,000,000
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	5,580,000	5,864,022
6.00%, 10/1/51 (b)(e)	6,260,000	5,948,002
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,700,000	-
PACCAR Financial Corp., 0.801%, 4/5/13 (r)	3,000,000	2,994,216
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,750,000	2,268,475
Pacific Pilot Funding Ltd., 1.055%, 10/20/16 (e)(r)	897,421	760,873
Pioneer Natural Resources Co.:
5.875%, 7/15/16	5,000,000	4,953,379
6.65%, 3/15/17	3,000,000	3,038,048
7.50%, 1/15/20	2,000,000	2,060,000
7.20%, 1/15/28	1,000,000	955,586
PNC Funding Corp.:
0.478%, 1/31/12 (r)	1,000,000	990,256
0.491%, 4/1/12 (r)	2,000,000	2,011,778
Preferred Term Securities IX Ltd., 1.035%, 4/3/33 (e)(r)	723,463	453,973
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,700,000	1,907,992
Rabobank Nederland NV:
0.547%, 8/5/11 (e)(r)	2,000,000	1,998,595
3.20%, 3/11/15 (e)	2,000,000	2,041,730
11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	400,000	493,156
Royal Bank of Scotland Group plc, 4.875%, 3/16/15	8,500,000	8,451,343
Salvation Army, 5.46%, 9/1/16	310,000	334,670
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	392,750
State Street Bank and Trust Co., 0.737%, 9/15/11 (r)	5,000,000	5,018,923
Sun Life Financial Global Funding LP, 0.542%, 7/6/10 (e)(r)	2,000,000	1,999,973
Suncorp-Metway Ltd., 0.914%, 12/17/10 (e)(r)	10,000,000	10,000,092
SunTrust Bank:
6.375%, 4/1/11	5,000,000	5,143,116
0.588%, 5/21/12 (r)	7,000,000	6,778,729
0.774%, 8/24/15 (r)	1,000,000	898,363
Susquehanna Bancshares, Inc., 2.164%, 5/1/14 (r)	1,500,000	1,148,991
Svenska Handelsbanken AB, 1.536%, 9/14/12 (e)(r)	5,000,000	5,019,325
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,104,968
Telefonica Emisiones SAU:
0.674%, 2/4/13 (r)	3,000,000	2,891,407
2.582%, 4/26/13	4,000,000	3,982,902
Thomas & Betts Corp., 5.625%, 11/15/21	1,500,000	1,613,261
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	4,392
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,300,000	1,489,733
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	3,000,000	1,757,101
2/15/28 (b)(e)	3,300,000	712,701
2/15/43 (b)(e)	54,500,000	10,082,500
2/15/45 (b)(e)	56,778,791	8,338,533
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	7,000,000	7,090,921
Vornado Realty LP, 4.75%, 12/1/10	3,000,000	3,016,140
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	7,650,000	6,043,500
Wachovia Corp.:
0.433%, 10/15/11 (r)	1,500,000	1,488,903
0.688%, 3/1/12 (r)	5,000,000	4,942,079
Wells Fargo & Co., 0.757%, 6/15/12 (r)	1,830,000	1,841,504
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	7,000,000	7,068,354
Westpac Banking Corp.:
0.605%, 10/21/11 (e)(r)	6,000,000	6,003,336
0.726%, 12/14/12 (e)(r)	4,000,000	3,999,792
Wm. Wrigley Jr. Co., 1.913%, 6/28/11 (e)(r)	6,000,000	6,015,000
Yara International ASA, 7.875%, 6/11/19 (e)	2,735,000	3,327,406

Total Corporate Bonds (Cost $436,114,215)		421,528,544

TAXABLE MUNICIPAL OBLIGATIONS - 12.1%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	172,653
5.32%, 3/1/15	165,000	184,224
5.47%, 3/1/18	190,000	213,454
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,655,000	10,961,761
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/12	1,530,000	1,395,513
Zero Coupon, 6/1/13	1,585,000	1,368,441
5.58%, 8/1/13	1,085,000	1,175,999
5.01%, 8/1/15	700,000	750,519
Zero Coupon, 6/1/19	2,910,000	1,611,762
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,345,446
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,703,160
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	767,130
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,602,535
12/1/19	280,000	165,438
12/1/20	700,000	381,850
12/1/21	700,000	353,703
12/1/24	620,000	246,159
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	1,635,000	1,716,897
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,180,000	1,178,867
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	846,411
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,392,407
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,451,895
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	979,390
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	3,330,000	3,400,529
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	945,900
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	113,459
12/1/19	180,000	104,859
12/1/20	180,000	97,060
12/1/22	180,000	84,413
12/1/23	180,000	77,654
12/1/24	180,000	71,465
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	595,000	633,538
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,224,801
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,476,885
4.90%, 8/1/17	1,715,000	1,566,155
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	1,013,466
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,211,527
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,117,869
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,453,485
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	350,000	382,501
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	940,000	884,653
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,738,723
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,515,634
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	755,072
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,460,000	1,467,461
5.383%, 9/1/16	5,565,000	5,842,972
5.411%, 9/1/21	2,270,000	2,082,339
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	972,370
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	6,000,000	5,769,420
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	2,987,024
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	1,036,391
Pomona California Public Finance Authority Tax Allocation Bonds, 5.23%, 2/1/16	1,640,000	1,719,409
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	73,571
8/1/19	135,000	75,851
8/1/20	145,000	74,814
8/1/21	160,000	76,086
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	1,013,570
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	2,380,000	2,420,960
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,718,720
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,399,605
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,432,625
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	485,864
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 4.20%, 12/1/10	1,235,000	1,253,784
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	1,605,000	1,714,589
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	595,246
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,756,400
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,126,402
Virginia State Housing Development Authority Revenue Bonds, 6.32%, 8/1/19	3,255,000	3,645,340
Wells Fargo Bank NA Custodial Receipts Revenue Bonds Bonds, 6.734%, 9/1/47	3,000,000	3,268,590
West Contra Costa California Unified School District COPs:
4.71%, 1/1/11	455,000	460,383
4.76%, 1/1/12	475,000	488,889
4.82%, 1/1/13	500,000	520,435

Total Taxable Municipal Obligations (Cost $104,023,245)		105,314,372

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 6.9%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	5,000,000	4,895,521
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	6,000,000	4,140,000
7.30%, 10/14/49 (e)	2,000,000	1,829,559
AgriBank FCB, 9.125%, 7/15/19	1,950,000	2,309,543
Fannie Mae, 1.25%, 6/22/12	7,900,000	7,984,293
Federal Home Loan Bank:
1.75%, 8/22/12	15,000,000	15,303,546
5.00%, 11/17/17	3,480,000	3,978,528
Freddie Mac, 4.125%, 7/12/10	3,000,000	3,003,714
Postal Square LP, 8.95%, 6/15/22	2,803,960	3,589,819
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	7,863,739	8,100,202
Private Export Funding Corp., 3.05%, 10/15/14	2,855,000	2,945,627
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	500,000	515,947
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	2,700,000	1,944,000

Total U.S. Government Agencies and Instrumentalities (Cost $58,659,569)		60,540,299

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32 (b)	2,473,555	162,253

Total U.S. Government Agency Mortgage-Backed Securities (Cost $315,567)		162,253

U.S. TREASURY - 3.4%
United States Treasury Bonds:
4.625%, 2/15/40	625,000	702,441
4.375%, 5/15/40	17,950,000	19,408,439
United States Treasury Notes, 3.50%, 5/15/20	9,000,000	9,416,250

Total U.S. Treasury (Cost $28,954,761)		29,527,130

SOVEREIGN GOVERNMENT BONDS - 2.1%
Province of Ontario Canada, 0.934%, 5/22/12 (r)	18,000,000	18,016,065

Total Sovereign Government Bonds (Cost $18,000,000)		18,016,065

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12 (b)(i)(r)	3,087,392	3,078,716

Total High Social Impact Investments (Cost $3,087,392)		3,078,716

TIME DEPOSIT - 16.3%
State Street Corp. Time Deposit, 0.01%, 7/1/10	142,520,139	142,520,139

Total Time Deposit (Cost $142,520,139)		142,520,139

EQUITY SECURITIES - 0.3%	SHARES
CNO Financial Group, Inc.*	140,439	695,173
First Republic Preferred Capital Corp., Preferred (e)	500	462,500
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	418,750
Trust II, Preferred (b)(e)	625,000	418,750
Trust III, Preferred (b)(e)	625,000	418,750
Trust IV, Preferred (b)(e)	625,000	418,750

Total Equity Securities (Cost $5,435,015)		2,832,673

TOTAL INVESTMENTS (Cost $878,896,871) - 99.1%		864,600,713
Other assets and liabilities, net - 0.9%		7,778,918
NET ASSETS - 100%		$872,379,631
		=========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	102	9/10	$12,499,781	$245,326
30 Year U.S. Treasury Bonds	888	9/10	113,220,000	3,158,117
Total Purchased				$3,403,443
				===========
Sold:
2 Year U.S. Treasury Notes	1,730	9/10	$378,572,658	($1,959,141)
5 Year U.S. Treasury Notes	700	9/10	82,846,094	(1,155,130)
Total Sold				($3,114,271)
				===========

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.
(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 96.8%	SHARES	VALUE
Air Freight & Logistics - 2.6%
C.H. Robinson Worldwide, Inc.	356,400	$19,837,224
Expeditors International of Washington, Inc.	299,400	10,332,294
		30,169,518

Beverages - 2.0%
PepsiCo, Inc.	385,100	23,471,845

Biotechnology - 2.9%
Gilead Sciences, Inc.*	999,800	34,273,144

Capital Markets - 5.7%
Charles Schwab Corp.	1,301,300	18,452,434
Franklin Resources, Inc.	186,400	16,065,816
Northern Trust Corp.	434,500	20,291,150
T. Rowe Price Group, Inc.	246,000	10,919,940
		65,729,340

Chemicals - 2.9%
Ecolab, Inc.	748,800	33,628,608

Commercial Banks - 5.3%
SunTrust Banks, Inc.	861,500	20,072,950
Wells Fargo & Co.	924,100	23,656,960
Zions Bancorporation	815,700	17,594,649
		61,324,559

Communications Equipment - 6.5%
Cisco Systems, Inc.*	1,623,100	34,588,261
QUALCOMM, Inc.	1,235,900	40,586,956
		75,175,217

Computers & Peripherals - 8.3%
Apple, Inc.*	205,100	51,588,803
Hewlett-Packard Co.	1,045,800	45,262,224
		96,851,027

Electrical Equipment - 2.4%
Cooper Industries plc	394,000	17,336,000
Emerson Electric Co.	240,100	10,489,969
		27,825,969

Energy Equipment & Services - 4.1%
Cameron International Corp.*	472,900	15,378,708
FMC Technologies, Inc.*	266,700	14,044,422
Noble Corp.*	576,700	17,825,797
		47,248,927

Food & Staples Retailing - 5.1%
Costco Wholesale Corp.	308,000	16,887,640
CVS Caremark Corp.	1,453,300	42,610,756
		59,498,396

Gas Utilities - 1.8%
Questar Corp.	470,400	21,398,496

Health Care Equipment & Supplies - 8.4%
DENTSPLY International, Inc.	850,400	25,435,464
St. Jude Medical, Inc.*	476,300	17,189,667
Stryker Corp.	791,300	39,612,478
Varian Medical Systems, Inc.*	297,000	15,527,160
		97,764,769

Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc.*	53,200	7,278,292
Starbucks Corp.	569,400	13,836,420
		21,114,712

Household Products - 2.4%
Procter & Gamble Co. (t)	462,900	27,764,742

Industrial Conglomerates - 2.0%
3M Co.	297,500	23,499,525

Insurance - 1.3%
Aflac, Inc.	360,800	15,395,336

Internet & Catalog Retail - 5.9%
Amazon.com, Inc.*	204,000	22,289,040
NetFlix, Inc.*	334,000	36,289,100
priceline.com, Inc.*	59,600	10,521,784
		69,099,924

Internet Software & Services - 3.3%
Google, Inc.*	84,900	37,776,255

IT Services - 2.3%
Cognizant Technology Solutions Corp.*	334,700	16,755,082
MasterCard, Inc.	52,000	10,375,560
		27,130,642

Machinery - 2.6%
Danaher Corp.	585,800	21,744,896
Deere & Co.	157,400	8,764,032
		30,508,928

Media - 0.9%
Omnicom Group, Inc.	302,300	10,368,890

Multiline Retail - 4.6%
Kohl's Corp.*	226,400	10,754,000
Target Corp.	858,500	42,212,445
		52,966,445

Oil, Gas & Consumable Fuels - 1.7%
Suncor Energy, Inc.	674,700	19,863,168

Pharmaceuticals - 5.0%
Allergan, Inc.	304,400	17,734,344
Novartis AG (ADR)	829,400	40,076,608
		57,810,952

Semiconductors & Semiconductor Equipment - 0.7%
Linear Technology Corp.	274,800	7,642,188

Software - 2.4%
Microsoft Corp.	1,213,900	27,931,839

Specialty Retail - 1.3%
Lowe's Co.'s, Inc.	739,300	15,096,506
		15,096,506

Venture Capital - 0.6%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	25,604
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	17,400
Chesapeake PERL, Inc.:
Series A-2, Preferred (b)(i)*	240,000	28,800
Series A-2, Preferred Warrants (strike price $1.25/share, expires 12/27/10) (b)(i)*	45,000	-
Cylex, Inc.:
Common Stock (b)(i)*	285,706	-
Series B, Preferred (b)(i)*	1,134,830	-
Series C-1, Preferred (b)(i)*	2,542,915	836,469
Digital Directions International, Inc. (a)(b)(i)*	354,389	531,583
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	2,518,275
Series B, Preferred (a)(b)(i)*	244,371	820,525
Series C, Preferred (a)(b)(i)*	297,823	1,000,000
Marrone Bio Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	407,853
Series B, Preferred (b)(i)*	181,244	307,030
NeoDiagnostix, Inc.:
Series AE, Convertible Preferred Contingent Deferred Distribution (b)(i)*	300,000	50,578
Series AE, Convertible Preferred Warrants Contingent Deferred Distribution (b)(i)*	600,000	-
Series B, Preferred Stock Contingent Deferred Distribution (b)(i)*	179,723	235,485
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	72,037
ShoreBank Corp.:
Non-Voting Common Stock (b)(i)*	67	53,600
Voting Common Stock (b)(i)*	66	52,800
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	250,000
		7,208,039

Total Equity Securities (Cost $1,070,721,977)		1,125,537,906

LIMITED PARTNERSHIP INTEREST - 0.1%	ADJUSTED BASIS
China Environment Fund 2004 (b)(i)*	$ -	196,255
New Markets Venture Partners II (b)(i)*	125,000	129,325
SEAF India International Growth Fund (b)(i)*	481,432	388,137
Sustainable Jobs Fund II (b)(i)*	525,000	476,419

Total Limited Partnership Interest (Cost $1,131,432)		1,190,136

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12 (b)(i)(r)	6,583,877	6,565,376

Total High Social Impact Investments (Cost $6,583,877)		6,565,376

TIME DEPOSIT - 2.3%
State Street Corp. Time Deposit, 0.01%, 7/1/10	27,139,700	27,139,700

Total Time Deposit (Cost $27,139,700)		27,139,700

VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Envisionier Medical Technologies, Inc., 7.00%, 9/15/10 (b)(i)	200,000	200,000
New Day Farms Participation Interest Note, 9.00%, 9/1/12 (b)(i)	6,225	6,225
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 9/30/10 (b)(i)	25,000	25,000

Total Venture Capital Debt Obligations (Cost $231,225)		231,225

TOTAL INVESTMENTS (Cost $1,105,808,211) - 99.8%		1,160,664,343
Other assets and liabilities, net - 0.2%		2,100,260
NET ASSETS - 100%		$1,162,764,603
		===========

(a) Affiliated company.
(b) This security was valued by the Board of Trustees. See Note A.
(i) Restricted securities represent 1.3% of the net assets of the Portfolio.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 30,000 shares of Procter & Gamble Co. held by the Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt

RESTRICTED SECURITIES	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12	7/1/09	6,583,877
Chesapeake PERL, Inc.:
Series A-2, Preferred	7/30/04 - 9/8/06	300,000
Series A-2, Preferred Warrants (strike price $1.25/share, expires 12/27/10)	12/22/06	-
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc., 7.00%, 9/15/10	12/14/09	200,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Marrone Bio Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
NeoDiagnostix, Inc.:
Series AE, Convertible Preferred Contingent Deferred Distribution	9/9/08	-
Series AE, Convertible Preferred Warrants Contingent Deferred Distribution	9/23/08 - 9/18/09	-
Series B, Preferred Stock Contingent Deferred Distribution	7/31/09	-
New Day Farms, Inc.:
Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
Series B, Preferred	3/12/09	500,000
New Markets Venture Partners II LP	7/21/08 - 10/14/09	125,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	481,432
ShoreBank Corp.:
Non-Voting Common Stock	6/26/08	502,500
Voting Common Stock	6/26/08	495,000
Sustainable Jobs Fund II LP	2/14/06 - 12/8/09	525,000
Sword Diagnostics, Inc.:
Sword Diagnostics, Series B, Preferred	12/26/06	250,000
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 9/30/10	10/29/09	25,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 99.8%	SHARES	VALUE
Airlines - 0.1%
Southwest Airlines Co.	3,629	$40,318

Auto Components - 0.0%
Autoliv, Inc.*	303	14,499

Automobiles - 0.0%
Harley-Davidson, Inc.	1,005	22,341

Biotechnology - 2.0%
Amgen, Inc.*	26,185	1,377,331

Building Products - 0.0%
Masco Corp.	1,313	14,128
Owens Corning*	8	239
		14,367

Capital Markets - 2.1%
BlackRock, Inc.	139	19,933
Goldman Sachs Group, Inc.	9,795	1,285,790
State Street Corp.	2,837	95,947
		1,401,670

Chemicals - 1.8%
Airgas, Inc.	297	18,473
Lubrizol Corp.	14,438	1,159,516
Nalco Holding Co.	274	5,606
		1,183,595

Commercial Banks - 0.1%
Comerica, Inc.	576	21,214
Fifth Third Bancorp	3,930	48,300
Huntington Bancshares, Inc.	1,657	9,180
		78,694

Commercial Services & Supplies - 0.0%
RR Donnelley & Sons Co.	629	10,297

Communications Equipment - 2.5%
Cisco Systems, Inc.*	79,100	1,685,621
Harris Corp.	549	22,866
		1,708,487

Computers & Peripherals - 8.0%
Apple, Inc.*	10,818	2,721,051
Dell, Inc.*	31,716	382,495
EMC Corp.*	29,167	533,756
Hewlett-Packard Co.	36,281	1,570,242
Lexmark International, Inc.*	87	2,874
NetApp, Inc.*	1,711	63,837
SanDisk Corp.*	948	39,882
Seagate Technology LLC*	2,492	32,496
Teradata Corp.*	643	19,599
Western Digital Corp.*	1,124	33,900
		5,400,132

Consumer Finance - 2.7%
American Express Co.	31,835	1,263,849
Capital One Financial Corp.	12,815	516,445
SLM Corp.*	1,740	18,079
		1,798,373

Containers & Packaging - 0.0%
Sonoco Products Co.	168	5,121

Diversified Consumer Services - 0.0%
DeVry, Inc.	171	8,976

Diversified Financial Services - 5.4%
Bank of America Corp.	113,141	1,625,836
JPMorgan Chase & Co.	53,961	1,975,512
NYSE Euronext	1,117	30,863
		3,632,211

Diversified Telecommunication Services - 1.0%
BCE, Inc.	23,945	700,870
tw telecom, Inc.*	46	767
		701,637

Electrical Equipment - 2.0%
Emerson Electric Co.	30,163	1,317,822
Hubbell, Inc., Class B	63	2,500
Roper Industries, Inc.	325	18,187
		1,338,509

Electronic Equipment & Instruments - 0.0%
Arrow Electronics, Inc.*	277	6,191
Avnet, Inc.*	472	11,380
Ingram Micro, Inc.*	268	4,071
Jabil Circuit, Inc.	277	3,684
		25,326

Energy Equipment & Services - 3.3%
FMC Technologies, Inc.*	16,473	867,468
SEACOR Holdings, Inc.*	16,119	1,138,969
Tidewater, Inc.	6,320	244,710
		2,251,147

Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	2,565	140,639
SUPERVALU, Inc.	438	4,748
Sysco Corp.	40,224	1,149,200
Walgreen Co.	37,608	1,004,133
		2,298,720

Food Products - 1.7%
Corn Products International, Inc.	47	1,424
Del Monte Foods Co.	94	1,353
General Mills, Inc.	32,912	1,169,034
		1,171,811

Gas Utilities - 1.3%
Atmos Energy Corp.	83	2,244
Oneok, Inc.	18,238	788,793
Southwest Gas Corp.	3,097	91,362
		882,399

Health Care Equipment & Supplies - 1.5%
Becton Dickinson & Co.	14,573	985,426
Hospira, Inc.*	765	43,949
Kinetic Concepts, Inc.*	54	1,972
Teleflex, Inc.	18	977
		1,032,324

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	3,533	112,173
Cardinal Health, Inc.	36,352	1,221,791
CIGNA Corp.	1,299	40,347
Coventry Health Care, Inc.*	335	5,923
Health Net, Inc.*	68	1,657
Lincare Holdings, Inc.*	160	5,201
McKesson Corp.	1,504	101,009
Omnicare, Inc.	219	5,190
Quest Diagnostics, Inc.	754	37,526
		1,530,817

Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	4,100	99,630

Household Durables - 0.1%
D.R. Horton, Inc.	733	7,205
Garmin Ltd.	299	8,749
Mohawk Industries, Inc.*	49	2,242
Stanley Black & Decker, Inc.	256	12,933
Whirlpool Corp.	304	26,697
		57,826

Household Products - 2.1%
Church & Dwight Co., Inc.	235	14,737
Colgate-Palmolive Co.	17,759	1,398,699
		1,413,436

Industrial Conglomerates - 3.5%
3M Co.	17,122	1,352,467
Koninklijke Philips Electronics NV, NY Shares	34,986	1,043,982
		2,396,449

Insurance - 4.8%
AEGON NV, NY Shares*	18,622	98,324
Aflac, Inc.	16,797	716,728
American Financial Group, Inc.	8	219
AXIS Capital Holdings Ltd.	459	13,641
Genworth Financial, Inc.*	2,193	28,662
Hartford Financial Services Group, Inc.	1,882	41,649
Lincoln National Corp.	17,780	431,876
Principal Financial Group, Inc.	1,374	32,206
Prudential Financial, Inc.	13,333	715,449
Travelers Co.'s, Inc.	23,291	1,147,082
White Mountains Insurance Group Ltd.	8	2,594
XL Group plc	1,413	22,622
		3,251,052

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	1,949	212,948
Expedia, Inc.	551	10,348
		223,296

Internet Software & Services - 0.0%
AOL, Inc.*	125	2,599

IT Services - 3.8%
Amdocs Ltd.*	766	20,567
Broadridge Financial Solutions, Inc.	260	4,953
Fiserv, Inc.*	706	32,236
Global Payments, Inc.	7,789	284,610
Hewitt Associates, Inc.*	173	5,962
International Business Machines Corp.	17,768	2,193,993
Lender Processing Services, Inc.	250	7,827
		2,550,148

Leisure Equipment & Products - 0.7%
Mattel, Inc.	21,758	460,399

Life Sciences - Tools & Services - 1.0%
Millipore Corp.*	158	16,851
Thermo Fisher Scientific, Inc.*	13,667	670,366
		687,217

Machinery - 7.3%
Cummins, Inc.	10,882	708,745
Danaher Corp.	31,282	1,161,188
Dover Corp.	883	36,901
Eaton Corp.	19,149	1,253,111
Harsco Corp.	48	1,128
IDEX Corp.	62	1,771
Illinois Tool Works, Inc.	26,015	1,073,899
Pall Corp.	368	12,648
Parker Hannifin Corp.	12,227	678,109
Pentair, Inc.	192	6,182
SPX Corp.	73	3,855
		4,937,537

Media - 5.6%
CBS Corp., Class B	12,174	157,410
DIRECTV*	18,666	633,151
Discovery Communications, Inc.*	1,272	39,343
DISH Network Corp.	558	10,128
Gannett Co., Inc.	547	7,363
Liberty Global, Inc.*	1,150	29,888
Liberty Media Corp. - Capital*	11	461
Omnicom Group, Inc.	10,984	376,751
Scripps Networks Interactive, Inc.	211	8,512
Time Warner Cable, Inc.	1,974	102,806
Time Warner, Inc.	50,230	1,452,149
Viacom, Inc., Class B	29,688	931,312
Virgin Media, Inc.	927	15,472
		3,764,746

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	1,553	56,141

Multiline Retail - 2.2%
Big Lots, Inc.*	83	2,663
Dollar Tree, Inc.*	452	18,796
Kohl's Corp.*	1,684	79,990
Nordstrom, Inc.	668	21,503
Target Corp.	28,170	1,385,119
		1,508,071

Multi-Utilities - 3.6%
Integrys Energy Group, Inc.	29,029	1,269,728
NiSource, Inc.	81,569	1,182,751
OGE Energy Corp.	237	8,665
		2,461,144

Oil, Gas & Consumable Fuels - 5.9%
Cenovus Energy, Inc.	26,350	679,566
EnCana Corp.	33,894	1,028,344
Southern Union Co.	53,507	1,169,663
Spectra Energy Corp.	53,697	1,077,699
World Fuel Services Corp.	86	2,231
		3,957,503

Paper & Forest Products - 0.5%
MeadWestvaco Corp.	13,663	303,319

Personal Products - 1.5%
Estee Lauder Co.'s, Inc.	18,571	1,034,962
NBTY, Inc.*	24	816
		1,035,778

Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	52,952	1,320,623
Endo Pharmaceuticals Holdings, Inc.*	65	1,418
Forest Laboratories, Inc.*	1,459	40,020
GlaxoSmithKline plc (ADR)	25,734	875,213
Johnson & Johnson	36,298	2,143,760
Perrigo Co.	228	13,468
		4,394,502

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	85,853	1,669,841
KLA-Tencor Corp.	642	17,899
Linear Technology Corp.	927	25,780
Microchip Technology, Inc.	666	18,475
National Semiconductor Corp.	518	6,972
ON Semiconductor Corp.*	992	6,329
Texas Instruments, Inc.	7,692	179,070
Xilinx, Inc.	1,202	30,362
		1,954,728

Software - 3.1%
MICROS Systems, Inc.*	51	1,625
Microsoft Corp.	91,234	2,099,294
		2,100,919

Specialty Retail - 2.7%
American Eagle Outfitters, Inc.	234	2,749
Bed Bath & Beyond, Inc.*	1,344	49,835
Best Buy Co., Inc.	1,778	60,203
Chico's FAS, Inc.	137	1,354
GameStop Corp.*	338	6,351
Gap, Inc.	2,336	45,459
Home Depot, Inc.	45,470	1,276,343
Limited Brands, Inc.	1,028	22,688
Lowe's Co.'s, Inc.	12,023	245,510
Ross Stores, Inc.	516	27,498
Signet Jewelers Ltd.*	64	1,760
Tiffany & Co.	468	17,742
TJX Co.'s, Inc.	2,295	96,275
		1,853,767

Thrifts & Mortgage Finance - 0.0%
Washington Federal, Inc.	10	162

Wireless Telecommunication Services - 0.2%
NII Holdings, Inc.*	722	23,479
Telephone & Data Systems, Inc.	4,048	123,019
		146,498

Total Equity Securities (Cost $65,044,660)		67,545,969

TIME DEPOSIT - 0.1%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/10	$96,322	96,322

Total Time Deposit (Cost $96,322)		96,322

TOTAL INVESTMENTS (Cost $65,140,982) - 99.9%		67,642,291
Other assets and liabilities, net - 0.1%		40,920
NET ASSETS - 100%		$67,683,211
		==========

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Effective October 31, 2008, Bond and Equity began to offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.- CALVERT SOCIAL INVESTMENT FUND A

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2010:

	Total Investments	% of Net Assets
Balanced	$27,144,040	6.3%
Bond	45,486,821	5.2%
Equity	15,194,776	1.3%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$35,294,281	-	$35,294,281
Other debt obligations	-	562,476	-	562,476
Commercial paper	-	4,500,000	-	4,500,000
Variable rate demand notes	-	114,182,000	-	114,182,000
TOTAL	-	$154,538,757	-	$154,538,757
	=======	============	=======	============

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$230,961,345	-	$8,177,099	$239,138,444
Limited partnership interest	-	-	2,702,803	2,702,803
Asset backed securities	-	$9,526,019	-	9,526,019
Collateralized mortgage-backed obligations	-	3,774,027	-	3,774,027
Commercial mortgage-backed securities	-	1,728,354	-	1,728,354
Corporate debt	-	89,062,836	8,241,635	97,304,471
Municipal obligations	-	26,290,178	-	26,290,178
U.S. government obligations	-	17,969,009	943,089	18,912,098
Other debt obligations	-	22,359,795	7,079,414	29,439,209
TOTAL	$230,961,345	$170,710,218	$27,144,040	$428,815,603
	============	============	============	=============
Other financial instruments**	($221,833)	-	-	($221,833)
	============	============	============	=============

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Balanced	Equity Securities	Limited Partnership Interest	Commercial Mortgage-Backed Securities
Balance as of 9/30/09	$7,978,655	$2,909,106	$1,577,000
Accrued discounts/premiums	-	-	187
Realized gain (loss)	(500,014)	(867,581)	-
Change in unrealized appreciation (depreciation)	1,164,599	722,050	151,167
Net purchases (sales)	(466,141)	(60,772)	-
Transfers in and/ or out of Level 3[1]	-	-	(1,728,354)[2]
Balance as of 6/30/10	$8,177,099	$2,702,803	$0
	============	============	===========

Balanced (cont.)	Corporate Debt	U.S. Government Obligations	Other Debt Obligations	Total
Balance as of 9/30/09	$14,476,507	$2,268,000	$7,239,910	$36,449,178
Accrued discounts/premiums	319,991	583	-	320,761
Realized gain (loss)	(974,105)	(110,000)	(380,177)	(2,831,877)
Change in unrealized appreciation (depreciation)	1,624,360	682,086	553,881	4,898,143
Net purchases (sales)	(3,995,532)	(390,000)	(334,200)	(5,246,645)
Transfers in and/ or out of Level 3[1]	(3,209,586)[2]	(1,507,580)[2]	-	(6,445,520)
Balance as of 6/30/10	$8,241,635	$943,089	$7,079,414	$27,144,040
	===========	==========	==========	===========

1  The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2  Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the period ended June 30, 2010, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $1,235,967 for the Balanced Portfolio.

Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$1,157,673	-	$1,675,000	$2,832,673
Asset backed securities	-	$43,589,193	-	43,589,193
Collateralized mortgage-backed obligations	-	28,786,160	-	28,786,160
Commercial mortgage-backed securities	-	8,705,169	-	8,705,169
Corporate debt	-	385,097,692	36,430,852	421,528,544
Municipal obligations	-	105,314,372	-	105,314,372
U.S. government obligations	-	85,927,429	4,302,253	90,229,682
Other debt obligations	-	160,536,204	3,078,716	163,614,920
TOTAL	$1,157,673	$817,956,219	$45,486,821	$864,600,713
	============	============	============	============
Other financial instruments*	$289,172	-	-	$289,172
	============	============	============	============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Bond	Equity Securities	Commercial Mortgage-Backed Securities	Corporate Debt
Balance as of 9/30/09	$1,525,000	$4,150,000	$65,585,983
Accrued discounts/premiums	-	493	1,486,738
Realized gain (loss)	-	-	(6,246,119)
Change in unrealized appreciation (depreciation)	150,000	397,807	8,186,391
Net purchases (sales)	-	-	(20,543,620)
Transfers in and/ or out of Level 31	-	(4,548,300) 2	(12,038,521) 2
Balance as of 6/30/10	$1,675,000	$0	$36,430,852
	===========	============	============

Bond (cont.)	U.S. Government Obligations	Other Debt Obligations	Total
Balance as of 9/30/09	$10,570,000	$2,968,188	$84,799,171
Accrued discounts/premiums	53,776	-	1,541,007
Realized gain (loss)	-	-	(6,246,119)
Change in unrealized appreciation (depreciation)	1,858,053	-	10,592,251
Net purchases (sales)	327,250	-	(20,216,370)
Transfers in and/ or out of Level 31	(8,506,826) 2	110,5283	(24,983,119)
Balance as of 6/30/10	$4,302,253	$3,078,716	$45,486,821
	===========	===========	===========

1  The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2  Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

3  Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended June 30, 2010, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $11,067,302 for the Bond Portfolio.

Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$1,118,329,867	-	$7,208,039	$1,125,537,906
Limited partnership interest	-	-	1,190,136	1,190,136
Other debt obligations	-	$27,139,700	6,796,601	33,936,301
TOTAL	$1,118,329,867	$27,139,700	$15,194,776**	$1,160,664,343
	=============	==========	============	=============

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.3% of net assets.
Enhanced Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$67,545,969	-	-	$67,545,969
Other debt obligations	-	$96,322	-	96,322
TOTAL	$67,545,969	$96,322	-	$67,642,291
	============	========	========	=============

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.86 - CALVERT SOCIAL

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian's fees may be paid indirectly by credits earned on each Portfolio's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2010, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:
	Money Market	Balanced	Bond
Federal income tax cost of investments	$154,538,757	$450,651,340	$879,881,491
Unrealized appreciation	-	27,989,728	23,909,456
Unrealized depreciation	-	(49,825,465)	(39,190,234)
Net unrealized appreciation/ (depreciation)	-	($21,835,737)	($15,280,778)

	Equity	Enhanced Equity
Federal income tax cost of investments	$1,105,895,485	$65,604,210
Unrealized appreciation	130,733,785	4,661,077
Unrealized depreciation	(75,964,927)	(2,622,996)
Net unrealized appreciation/ (depreciation)	$54,768,858	$2,038,081

Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity	Enhanced Equity
30-Sep-10	$12,896	-	-	-
30-Sep-11	6,847	-	-	-
30-Sep-13	6,183	-	-	-
30-Sep-14	211	-	-	-
30-Sep-15	2,100	-	-	-
30-Sep-17	-	$12,659,634	$12,754,798	$6,328,690
	$28,237	$12,659,634	$12,754,798	$6,328,690

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C -- AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:
AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$67,910
GEEMF Partners LP	-	174,724
Plethora Technology, Inc.	927,195	-
TOTALS	$1,127,195	$242,634
	=========	========

Affiliated companies of the Equity Portfolio are as follows:
AFFILIATES	COST	VALUE
Digital Directions International, Inc.	$683,778	$531,583
Global Resource Options, Inc.	2,500,000	4,338,800
New Day Farms	500,000	72,037
TOTALS	$3,683,778	$4,942,420
	=========	========

NOTE D - OTHER

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios' investment in these securities. The aggregate amount of the future capital commitments totals $110,000 and $655,264 for the Balanced and Equity Portfolios, respectively, at June 30, 2010.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President -- Principal Executive Officer
Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby

President -- Principal Executive Officer

Date:  August 27, 2010

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date:  August 27, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  August 27, 2010